CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Interest and similar income	S/ 19,869,256	S/ 18,798,495	S/ 15,011,282
Interest and similar expenses	(5,754,125)	(5,860,523)	(3,919,664)
Net interest, similar income and expenses	14,115,131	12,937,972	11,091,618
Provision for credit losses on loan portfolio	(3,943,301)	(3,957,143)	(2,158,555)
Recoveries of written-off loans	423,854	334,798	347,017
Provision for credit losses on loan portfolio, net of recoveries	(3,519,447)	(3,622,345)	(1,811,538)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	10,595,684	9,315,627	9,280,080
Other income
Commissions and fees	4,052,103	3,804,459	3,642,857
Net gain on foreign exchange transactions	1,359,805	886,126	1,084,151
Net gain on securities	362,295	425,144	5,468
Net gain on derivatives held for trading	156,195	53,665	65,187
Exchange difference result	(41,058)	45,778	387
Others	514,779	440,653	268,046
Total other income	6,404,119	5,655,825	5,066,096
Insurance and reinsurance result
Insurance service result	1,693,617	1,602,421	1,302,347
Reinsurance result	(494,597)	(391,321)	(460,899)
Total insurance and reinsurance result	1,199,020	1,211,100	841,448
Other expenses
Salaries and employee benefits	(4,676,436)	(4,265,453)	(3,902,161)
Administrative expenses	(4,183,775)	(3,803,203)	(3,414,065)
Depreciation and amortization	(570,830)	(511,174)	(485,207)
Impairment loss on goodwill	(27,346)	(71,959)	0
Depreciation for right-of-use assets	(142,640)	(147,833)	(151,282)
Others	(773,269)	(534,601)	(364,298)
Total other expenses	(10,374,296)	(9,334,223)	(8,317,013)
Net result before income tax	7,824,527	6,848,329	6,870,611
Income tax	(2,201,275)	(1,888,451)	(2,110,501)
Net result after income tax	5,623,252	4,959,878	4,760,110
Attributable to:
Credicorp's equity holders	5,501,254	4,865,540	4,647,818
Non-controlling interest	121,998	94,338	112,292
Net result after income tax	S/ 5,623,252	S/ 4,959,878	S/ 4,760,110
Net basic and dilutive earnings per share attributable to Credicorp's equity holders:
Basic (in sol per share)	S/ 69.24	S/ 61.22	S/ 58.44
Diluted (in sol per share)	S/ 69.09	S/ 61.08	S/ 58.32